Commitments and Pledges - Lease commitments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) m²	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Commitments and Pledges
Future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognized as liabilities	€ 6,074	€ 62	€ 18
Area of office space leased | m²	5,000
Biding period	6 years
Contract amount	€ 8,000
Deposit fee paid for lease contract	1,000
Less than 1 year
Commitments and Pledges
Future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognized as liabilities	1,090	53	€ 18
Between 1 and 2 years
Commitments and Pledges
Future lease payables under non-cancellable value and short-term leases contracted for at the balance sheet date but not recognized as liabilities	€ 4,984	€ 9